Goodwill and other intangible assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other intangible assets
At January 1	$ 9,662
At December 31	10,253	$ 9,662
Goodwill
At January 1	(16,039)
Additions	1,436
Charge for the year	635	361	$ 167
At December 31	(16,660)	(16,039)
Cost
Other intangible assets
At January 1	20,192	19,259
Additions	5,558	3,601
Sales, retirements and other movements	(4,189)	(2,290)
Currency translation differences	206	(378)
At December 31	21,767	20,192	19,259
Goodwill
At January 1	(17,557)	(16,117)
Additions	1,436	1,954
Sales, retirements and other movements	(506)	(351)
Currency translation differences	55	(163)
At December 31	(18,542)	(17,557)	(16,117)
Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(10,530)	(9,486)
Currency translation differences	(73)	144
Charge for the year	1,232	1,325
Sales, retirements and other movements	(321)	(137)
At December 31	(11,514)	(10,530)	(9,486)
Goodwill
At January 1	1,518	1,197
Sales, retirements and other movements	296	0
Currency translation differences	(25)	39
Charge for the year	635	360
At December 31	1,882	1,518	1,197
LNG off-take and sales contracts
Other intangible assets
At January 1	3,773
At December 31	2,983	3,773
LNG off-take and sales contracts | Cost
Other intangible assets
At January 1	9,833	9,833
Additions	0	0
Sales, retirements and other movements	(99)	0
Currency translation differences	0	0
At December 31	9,734	9,833	9,833
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(6,060)	(5,267)
Currency translation differences	0	0
Charge for the year	790	793
Sales, retirements and other movements	(99)	0
At December 31	(6,751)	(6,060)	(5,267)
Environmental certificates
Other intangible assets
At January 1	2,201
At December 31	2,391	2,201
Environmental certificates | Cost
Other intangible assets
At January 1	2,201	2,747
Additions	3,837	2,338
Sales, retirements and other movements	(3,714)	(2,749)
Currency translation differences	67	(135)
At December 31	2,391	2,201	2,747
Environmental certificates | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1
Currency translation differences
Charge for the year
Sales, retirements and other movements
At December 31
Other
Other intangible assets
At January 1	3,688
At December 31	4,879	3,688
Other | Cost
Other intangible assets
At January 1	8,158	6,679
Additions	1,721	1,263
Sales, retirements and other movements	(376)	459
Currency translation differences	139	(243)
At December 31	9,642	8,158	6,679
Other | Cost | Marketing & Renewables and Energy Solutions
Other intangible assets
Additions		1,010
Other | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1	(4,470)	(4,219)
Currency translation differences	(73)	144
Charge for the year	442	532
Sales, retirements and other movements	(222)	(137)
At December 31	(4,763)	(4,470)	$ (4,219)
Software
Other intangible assets
At January 1	583
At December 31	829	$ 583
Software | Cost
Other intangible assets
Additions	357
Intellectual property rights | Cost
Other intangible assets
Additions	$ 948